SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2013	2012
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	80	608